9. RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
9. RELATED PARTY TRANSACTIONS

At June 30, 2012, a total of $992,277 (December 2011 - $804,818) is payable to directors and management for services. These outstanding amounts payable are unsecured and non interest bearing with no fixed terms of repayment.

The Company pays for services from Garnet Range Resources, LLC, a related party. These services consist of road maintenance, equipment rental, earth moving services, labor, and other services as needed. For the six months ended June 30, 2012, the Company had been billed $0 for services (December 2011 $0). As of June 30, 2012, the Company had also prepaid for services of $45,795 (December 2011 $45,795). During the year ended December 31, 2011, the Company assumed liabilities of Garnet Range Resources, LLC in the amount of $211,580, which is classified as due from related party on the balance sheet (see Note 5 for more information on the transaction). The Company's President and CEO is a 50% owner of Garnet Range Resources, LLC.

The Company also leases a vehicle from Garnet Range Resources, LLC. The lease is for a period of two years starting April 22, 2009. The lease amount for the entire two year period was $4,500, which was due in its entirety at the beginning of the lease. The Company is responsible for providing insurance coverage and all repairs, maintenance and licensing on the vehicle. Following the lease expiration date, April 21, 2011, the Company has continued to lease the vehicle on a month to month basis with no additional fee.

The Company pays for accounting and payroll services from Junkermier, Clark, Campanella, Stevens, PC, a related party. At June 30, 2012, a total of $181,422 (December 2011 - $151,255) is payable for accounting services. For the six months ended June 30, 2012, the Company had been billed $60,167 for services (December 2011 - $114,208). The Company's Corporate Secretary, Treasurer, and Board Member is a shareholder of Junkermier, Clark, Campanella, Stevens, PC.

The Company pays for consulting services from Dr. James Sears, a related party. At June 30, 2012, a total of $0 (December 2011 - $0) is payable for consulting and director services. For the six months ended June 30, 2012, the Company had been billed $9,000 for services (December 2011 - $8,500). Dr. Sears is on the Company's Board of Directors and is a member of the Audit, Corporate Governance and Compensation Committees.